Dividends - Summary of Franking Credits (Detail) - BHP Group Limited [member] - USD ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of dividends [line items]
Franking credits	$ 10,089	$ 9,165	$ 7,953
Franking credits arising on the future (refund)/payment of taxes relating to the period	(275)	83	(261)
Total franking credits available	$ 9,814	$ 9,248	$ 7,692